SHARE-BASED COMPENSATION - SCHEDULE OF STOCK-BASED COMPENSATION EXPENSE RECOGNIZED FOR STOCK OPTION GRANTS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount
Stock-based compensation expense	$ 2,003	$ 3,237	$ 10,068	$ 8,655	$ 11,906	$ 5,476
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount
Stock-based compensation expense	458	1,817	4,987	4,798	6,621	2,129
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount
Stock-based compensation expense	$ 1,545	$ 1,420	$ 5,081	$ 3,857	$ 5,285	$ 3,347